DEBT (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 18, 2024	Oct. 01, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 08, 2024	Mar. 31, 2024	Oct. 14, 2022	Sep. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Interest rate										12.00%
Original issue discount					$ 71,293
Greens Natural Foods, Inc. [Member]
Short-Term Debt [Line Items]
Note payable												$ 88,574
Common Class A [Member] | Bridge Warrants [Member]
Short-Term Debt [Line Items]
Exercisable price per share									$ 0.01
Exercisable share									188,889
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Loan amount			$ 1,889,000		$ 1,889,000
Unsecured promissory notes	$ 1,889,000
Debt instrument description					The aggregate gross proceeds received from the investors in connection with the SPA was $1,700,000. The Notes were issued at a 10% original issue discount (“OID”) and accrue interest at a rate of 10% per annum beginning 60 days after issuance of the Notes.
Fair value					$ 1,887,001
Debt issuance cost					23,500
Original issue discount					189,000
Interest expense			57,000		144,000
Accrued interest			49,000		49,000
Debt discount			118,000		118,000
Securities Purchase Agreement [Member] | IPO [Member]
Short-Term Debt [Line Items]
Issuance of common stock	1,889,000
Securities Purchase Agreement [Member] | IPO [Member] | Investor [Member]
Short-Term Debt [Line Items]
Gross proceeds	$ 1,700,000
Promissory Notes [Member]
Short-Term Debt [Line Items]
Loan amount											$ 3,000,000
Interest rate											6.00%
Outstanding Debt					2,098,000		$ 2,378,000	$ 2,914,000
Debt interest			33,000	$ 41,000	68,000	84,000	160,000	30,000
Secured Promissory Notes [Member]
Short-Term Debt [Line Items]
Loan amount		$ 750,000
Interest rate		6.00%
Outstanding Debt					662,000		$ 728,000
Debt interest			$ 10,000	$ 0	$ 21,000	$ 0		$ 39,000
Debt fair value		$ 718,000
Debt instrument description		The difference of $32,000 between the carrying amount of $750,000 and fair value of $718,000 was expensed as non-cash interest expense.
Paycheck Protection Program [Member] | Greens Natural Foods, Inc. [Member]
Short-Term Debt [Line Items]
Loan amount													$ 817,927